As filed with the Securities and Exchange Commission on March 18, 2013

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

Pre-Effective Amendment No.           [_]

Post-Effective Amendment No.   94       [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No.   96                               [X]

(Check appropriate box or boxes)

NORTHERN FUNDS

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Diana E. McCarthy, Esq.	Craig R. Carberry, Esq., Secretary
Drinker Biddle & Reath LLP	The Northern Trust Company
One Logan Square, Suite 2000	50 South LaSalle Street, MB-09
Philadelphia, Pennsylvania 19103-6996	Chicago, Illinois 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

[X] immediately upon filing pursuant to paragraph (b)

[    ] on (date) pursuant to paragraph (b)

[    ] 60 days after filing pursuant to paragraph (a)(1)

[    ] On (date) pursuant to paragraph (a)(1)

[    ] 75 days after filing pursuant to paragraph (a)(2)

[    ] On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[    ] This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 94 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 94 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 18th day of March, 2013.

NORTHERN FUNDS

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 94 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Lloyd A. Wennlund	President (Principal	March 18, 2013
Lloyd A. Wennlund	Executive Officer)

/s/ Randal Rein	Treasurer (Principal	March 18, 2013
Randal Rein	Financial Officer and Principal
Accounting Officer)

* William L. Bax	Trustee	March 18, 2013
William L. Bax

* Edward J. Condon, Jr.	Trustee	March 18, 2013
Edward J. Condon, Jr.

* Sharon Gist Gilliam	Trustee	March 18, 2013
Sharon Gist Gilliam

* Sandra Polk Guthman	Trustee	March 18, 2013
Sandra Polk Guthman

* Michael H. Moskow	Trustee	March 18, 2013
Michael H. Moskow

* Richard P. Strubel	Trustee	March 18, 2013
Richard P. Strubel

* Stephen N. Potter	Trustee	March 18, 2013
Stephen N. Potter

* Mary Jacobs Skinner	Trustee	March 18, 2013
Mary Jacobs Skinner

* Casey J. Sylla	Trustee	March 18, 2013
Casey J. Sylla

*	Pursuant to a power of attorney incorporated by reference (Accession No. 0001193125-12-310485)

Exhibit Index

Exhibit No.	Description

EX-101. INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase